Inventories (Details) - USD ($) $ in Thousands	May 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Ore stockpile	$ 2,353	$ 2,643
Gold in circuit	528	210
Gold doré	21	253
Total precious metals inventories	2,902	3,106
Supplies	1,577	524
Total inventories	$ 4,479	$ 3,630